Prepaid expenses and other assets (Details textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Balance not yet received related to sale of interest in Tradimus	R$ 35,060	R$ 18,603